Note 18 - Financial Statement Captions - Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Licenses and subscriptions		$ 196,277	$ 43,146
Stock issuance costs		150,000	0
Prepaid insurance		96,168	72,800
Deferred costs of software sales		0	154,218
Other		0	6,826
Total	$ 363,668	$ 442,445	$ 276,990